Fair Value Measurement - Schedule of Reconciliation Liabilities Measured at Fair Value on a Recurring Basis Using Significant on Observable Inputs (Detail) - Level 3 - Contingent Consideration - USD ($)
$ in Thousands
		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, Beginning Balance	$ 141,438	$ 0
Included in earnings	(33,260)	1,055
Issuances	0	11,737
Payments	0	(1,353)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fair value, Ending Balance	$ 108,178	$ 11,439